SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 08, 2012	Dec. 31, 2012 Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier Concentration Risk [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier One [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier One [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier Two [Member]	Dec. 31, 2011 Accounts Payable [Member] Supplier Two [Member]	Dec. 31, 2012 Accounts Payable [Member] Supplier Three [Member]	Dec. 31, 2012 Sterling Seal and Supply Inc. [Member]	Feb. 01, 2012 Sterling Seal and Supply Inc. [Member]	Jan. 31, 2012 Sterling Seal and Supply Inc. [Member]	Dec. 31, 2012 ADDR Properties, LLC [Member] sqft	Dec. 31, 2012 Q5 Ventures, LLC [Member] sqft
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Common stock, shares outstanding	37,199,040		37,199,040		37,040,040	36,000,000	36,697,040									30,000,000	200
Square footage of property																		28,000	5,000
Percent of property used by registrant																		90.00%
Percent of property used by the Children's Center of Monmouth																		10.00%
Duration of lease agreement with the Children's Center of Monmouth																		3 years
Percent of unoccupied office space																		35.00%
Percent of office space occupied by tenants																		65.00%
Forward stock split description															On February 1, 2012, Sterling Seal and Supply, Inc. enacted a forward stock split converting its 200 shares of common stock outstanding to 30 million shares outstanding.
Allowance for doubtful accounts receivable					$ 121,830	$ 197,846
Accounts receivable, net of allowance	843,066		843,066		871,132	1,004,095
Allowance for doubtful accounts receivable as a percentage of sales					3.00%	3.00%
Esitimated losses of obsolete or slow moving inventory percentage of total inventory					4.00%	4.00%
Inventory reserve					85,070	85,070
Accounts payable and accrued expenses	1,100,151		1,100,151		1,139,681	1,223,488
Concentration percentage								43.00%	41.00%	19.00%	27.00%	13.00%	14.00%	11.00%
Total sales	1,500,809	1,471,319	3,163,959	3,212,751	5,859,637	6,734,673
Inbound freight cost					248,348	322,183
Common stock, shares authorized	200,000,000		200,000,000		200,000,000	200,000,000
Common stock, shares issued	37,199,040		37,199,040		37,040,040	36,000,000
Distributions total						$ 45,000